Baird Ultra Short Bond Fund
Schedule of Investments, September 30, 2021 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$400,000,000	$403,375,000
1.750%, 04/30/2022	418,000,000	422,098,360
0.125%, 06/30/2022	350,000,000	350,109,375
0.125%, 08/31/2022	215,000,000	215,050,392
Total U.S. Treasury Securities (Cost $1,390,651,730)		1,390,633,127	21.2%

Corporate Bonds
Industrials
7-Eleven, Inc.,
0.578%, 08/10/2022 (3 Month LIBOR USD + 0.450%)(Callable 11/01/2021) (1)(2)(3)	3,536,000	3,536,885
ABB Finance USA, Inc.,
2.875%, 05/08/2022 (1)	1,297,000	1,317,240
AbbVie, Inc.:
2.150%, 11/19/2021	7,195,000	7,212,310
3.450%, 03/15/2022 (Callable 01/15/2022)	4,385,000	4,424,168
3.250%, 10/01/2022 (Callable 07/01/2022)	4,425,000	4,522,148
2.900%, 11/06/2022	24,963,000	25,637,750
America Movil SAB de CV,
3.125%, 07/16/2022 (1)	50,699,000	51,763,429
American Tower Corp.:
2.250%, 01/15/2022	9,095,000	9,143,739
4.700%, 03/15/2022	3,225,000	3,287,121
Amgen, Inc.,
3.625%, 05/15/2022 (Callable 02/15/2022)	5,000,000	5,061,282
Analog Devices, Inc.,
2.500%, 12/05/2021 (Callable 11/05/2021)	2,000,000	2,003,961
Anglo American Capital PLC,
4.125%, 09/27/2022 (1)(2)	13,647,000	14,124,015
ANR Pipeline Co.,
9.625%, 11/01/2021 (1)	11,305,000	11,382,524
AT&T, Inc.:
3.000%, 06/30/2022 (Callable 04/30/2022)	3,200,000	3,248,121
2.625%, 12/01/2022 (Callable 09/01/2022)	3,919,000	3,998,883
AutoZone, Inc.,
3.700%, 04/15/2022 (Callable 01/15/2022)	5,583,000	5,636,899
BAE Systems PLC,
4.750%, 10/11/2021 (1)(2)	32,497,000	32,522,501
Bayer US Finance II LLC,
2.200%, 07/15/2022 (Callable 04/15/2022) (1)(2)	2,000,000	2,021,010
Bayer US Finance LLC,
3.000%, 10/08/2021 (1)(2)	24,170,000	24,176,906
BG Energy Capital PLC,
4.000%, 10/15/2021 (1)(2)	7,940,000	7,951,886
Biogen, Inc.,
3.625%, 09/15/2022	5,970,000	6,156,891
Boeing Co.,
1.167%, 02/04/2023 (Callable 02/04/2022)	20,000,000	20,044,336
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (Callable 10/01/2022) (1)(2)	6,700,000	6,826,450
Boston Scientific Corp.,
3.375%, 05/15/2022	5,269,000	5,368,062
Broadcom, Inc.,
3.000%, 01/15/2022 (Callable 12/15/2021)	21,111,000	21,214,440
Bunge Limited Finance Corp.,
3.000%, 09/25/2022 (Callable 08/25/2022)	14,623,000	14,963,579
Cabot Corp.,
3.700%, 07/15/2022	20,764,000	21,284,279
Campbell Soup Co.,
2.500%, 08/02/2022	1,842,000	1,875,662
Canadian Natural Resources Ltd.,
2.950%, 01/15/2023 (Callable 12/15/2022) (1)	1,390,000	1,430,085
Canadian Pacific Railway Co.,
4.500%, 01/15/2022 (1)	1,973,000	1,996,030
Carlisle Companies, Inc.:
3.750%, 11/15/2022 (Callable 08/15/2022)	5,750,000	5,911,194
0.550%, 09/01/2023 (Callable 09/01/2022)	10,000,000	9,995,688
Celanese US Holdings LLC,
4.625%, 11/15/2022	13,562,000	14,179,885
Charter Communications Operating LLC,
4.464%, 07/23/2022 (Callable 05/23/2022)	38,776,000	39,761,199
Clorox Co.,
3.800%, 11/15/2021	1,000,000	1,003,900
CNH Industrial Capital LLC:
3.875%, 10/15/2021 (1)	38,495,000	38,536,756
4.375%, 04/05/2022 (1)	11,047,000	11,258,187
Conagra Brands, Inc.:
3.250%, 09/15/2022	2,507,000	2,573,723
0.500%, 08/11/2023 (Callable 08/11/2022)	7,000,000	6,999,860
CVS Health Corp.:
3.500%, 07/20/2022 (Callable 05/20/2022)	34,631,000	35,316,556
2.750%, 12/01/2022 (Callable 09/01/2022)	3,903,000	3,987,817
Daimler Finance North America LLC:
2.200%, 10/30/2021 (1)(2)	3,015,000	3,019,328
3.750%, 11/05/2021 (1)(2)	6,629,000	6,649,018
2.850%, 01/06/2022 (1)(2)	9,556,000	9,619,521
1.025%, 02/15/2022 (3 Month LIBOR USD + 0.900%) (1)(2)(3)	3,500,000	3,510,886
1.011%, 02/22/2022 (3 Month LIBOR USD + 0.880%) (1)(2)(3)	3,500,000	3,511,746
3.400%, 02/22/2022 (1)(2)	9,594,000	9,709,610
Danone SA:
2.077%, 11/02/2021 (Callable 10/04/2021) (1)(2)	4,184,000	4,184,000
3.000%, 06/15/2022 (1)(2)	15,500,000	15,789,653
DR Horton, Inc.,
4.375%, 09/15/2022 (Callable 06/15/2022)	3,250,000	3,336,799
Eastman Chemical Co.:
3.500%, 12/01/2021	10,945,000	11,000,207
3.600%, 08/15/2022 (Callable 05/15/2022)	18,426,000	18,787,881
Eaton Corp.,
2.750%, 11/02/2022	1,275,000	1,307,920
eBay, Inc.,
3.800%, 03/09/2022 (Callable 02/09/2022)	6,851,000	6,931,933
El Paso Natural Gas Co. LLC,
8.625%, 01/15/2022	2,000,000	2,046,793
EMD Finance LLC,
2.950%, 03/19/2022 (Callable 01/19/2022) (1)(2)	8,850,000	8,920,357
Enbridge, Inc.,
2.900%, 07/15/2022 (Callable 06/15/2022) (1)	22,284,000	22,680,506
Energen Corp.,
7.320%, 07/28/2022	6,000,000	6,246,305
Energy Transfer LP,
4.650%, 02/15/2022	7,367,000	7,478,022
Energy Transfer Partners LP,
5.200%, 02/01/2022 (Callable 11/01/2021)	3,500,000	3,512,512
Enterprise Products Operating LLC,
3.500%, 02/01/2022	37,850,000	38,249,480
Equifax, Inc.,
3.300%, 12/15/2022 (Callable 09/15/2022)	8,102,000	8,319,796
ERAC USA Finance LLC,
2.600%, 12/01/2021 (Callable 11/01/2021) (2)	9,325,000	9,341,429
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (Callable 04/15/2022) (2)	4,750,000	4,833,124
Flowserve Corp.,
3.500%, 09/15/2022 (Callable 10/09/2021)	1,000,000	1,023,765
FMC Corp.,
3.950%, 02/01/2022 (Callable 11/01/2021)	14,080,000	14,120,110
Ford Motor Credit Co. LLC,
3.339%, 03/28/2022 (Callable 02/28/2022)	750,000	754,222
Fresenius Medical Care US Finance II, Inc.,
5.875%, 01/31/2022 (1)(2)	15,643,000	15,915,113
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (Callable 10/17/2022) (1)(2)	3,435,000	3,571,789
General Mills, Inc.,
2.600%, 10/12/2022 (Callable 09/12/2022)	6,334,000	6,467,989
General Motors Financial Co., Inc.:
4.200%, 11/06/2021	8,096,000	8,124,566
3.450%, 01/14/2022 (Callable 12/14/2021)	4,100,000	4,124,598
3.150%, 06/30/2022 (Callable 05/30/2022)	15,825,000	16,109,523
3.550%, 07/08/2022	16,320,000	16,708,501
3.250%, 01/05/2023 (Callable 12/05/2022)	2,550,000	2,630,000
Genpact Luxembourg Sarl,
3.700%, 04/01/2022 (Callable 03/01/2022)	45,538,000	46,138,608
Glencore Finance (Canada) Ltd.,
4.950%, 11/15/2021 (1)(2)	42,319,000	42,457,806
Glencore Funding LLC,
3.000%, 10/27/2022 (Callable 09/27/2022) (1)(2)	5,000,000	5,117,500
Grupo Bimbo SAB de CV,
4.500%, 01/25/2022 (1)(2)	4,914,000	4,964,909
GTE Corp.,
8.750%, 11/01/2021	6,575,000	6,615,167
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022 (Callable 03/17/2022)	1,000,000	1,015,421
Hewlett Packard Enterprise Co.,
4.400%, 10/15/2022 (Callable 08/15/2022)	29,466,000	30,464,296
Howard University,
2.638%, 10/01/2021	925,000	925,000
2.738%, 10/01/2022	1,450,000	1,475,340
HP, Inc.,
4.050%, 09/15/2022	4,175,000	4,317,806
Huntington Ingalls Industries, Inc.,
0.670%, 08/16/2023 (Callable 08/16/2022) (2)	10,000,000	9,996,901
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	9,600,000	9,707,979
Hyatt Hotels Corp.,
1.300%, 10/01/2023 (Callable 10/01/2022) (8)	10,000,000	10,013,300
Hyundai Capital America:
3.950%, 02/01/2022 (1)(2)	12,191,000	12,328,306
3.100%, 04/05/2022 (1)(2)	6,407,000	6,490,045
3.000%, 06/20/2022 (1)(2)	3,008,000	3,059,880
3.250%, 09/20/2022 (1)(2)	4,671,000	4,788,746
2.850%, 11/01/2022 (1)(2)	4,000,000	4,095,984
IHS Markit Ltd.,
5.000%, 11/01/2022 (Callable 08/01/2022) (2)	1,400,000	1,450,540
Jabil, Inc.,
4.700%, 09/15/2022	2,000,000	2,079,620
Kinder Morgan Energy Partners LP:
4.150%, 03/01/2022	16,712,000	16,973,001
3.950%, 09/01/2022 (Callable 06/01/2022)	16,121,000	16,505,986
Kraft Heinz Foods Co.,
3.500%, 06/06/2022	10,645,000	10,831,083
Kroger Co.:
3.400%, 04/15/2022 (Callable 01/15/2022)	10,099,000	10,188,259
2.800%, 08/01/2022 (Callable 07/01/2022)	3,000,000	3,055,433
Leggett & Platt, Inc.,
3.400%, 08/15/2022 (Callable 05/15/2022)	9,700,000	9,878,065
Lennar Corp.:
4.125%, 01/15/2022 (Callable 10/15/2021)	22,137,000	22,137,000
4.750%, 11/15/2022 (Callable 08/15/2022)	9,209,000	9,513,081
Marriott International, Inc.:
2.300%, 01/15/2022 (Callable 12/15/2021)	5,837,000	5,859,855
2.125%, 10/03/2022	7,716,000	7,807,621
Martin Marietta Materials, Inc.,
0.650%, 07/15/2023 (Callable 07/15/2022)	10,000,000	10,019,016
McKesson Corp.,
2.700%, 12/15/2022 (Callable 09/15/2022)	1,650,000	1,685,936
Midwest Connector Capital Co. LLC,
3.625%, 04/01/2022 (Callable 03/01/2022) (2)	43,747,000	44,264,674
Molson Coors Beverage Co.,
3.500%, 05/01/2022	11,725,000	11,942,325
Mondelez International Holdings Netherlands BV,
2.125%, 09/19/2022 (2)	5,360,000	5,456,774
Mosaic Co.,
3.250%, 11/15/2022 (Callable 10/15/2022)	2,000,000	2,057,206
MPLX LP,
3.500%, 12/01/2022 (Callable 11/01/2022)	750,000	773,717
Nissan Motor Acceptance Corp.:
2.800%, 01/13/2022 (1)(2)	9,859,000	9,921,791
2.650%, 07/13/2022 (1)(2)	1,070,000	1,086,257
2.600%, 09/28/2022 (1)(2)	4,000,000	4,073,158
Nutrien Ltd.,
3.150%, 10/01/2022 (Callable 07/01/2022) (1)	2,406,000	2,455,876
NXP Semiconductors NV,
3.875%, 09/01/2022 (1)(2)	30,841,000	31,759,029
O’Reilly Automotive, Inc.,
3.800%, 09/01/2022 (Callable 06/01/2022)	12,250,000	12,526,322
ONEOK Partners LP,
3.375%, 10/01/2022 (Callable 07/01/2022)	3,500,000	3,573,130
ONEOK, Inc.,
4.250%, 02/01/2022 (Callable 11/01/2021)	24,099,000	24,168,242
Oracle Corp.:
2.500%, 05/15/2022 (Callable 03/15/2022)	1,100,000	1,111,019
2.500%, 10/15/2022	44,959,000	45,977,516
Orlando Health Obligated Group,
3.205%, 10/01/2021	1,000,000	1,000,000
Panasonic Corp.,
2.536%, 07/19/2022 (Callable 06/19/2022) (1)(2)	1,916,000	1,944,008
Parker-Hannifin Corp.,
3.500%, 09/15/2022	2,412,000	2,483,391
PayPal Holdings, Inc.,
2.200%, 09/26/2022	12,795,000	13,040,742
Penske Truck Leasing Co.:
3.375%, 02/01/2022 (Callable 12/01/2021) (2)	11,050,000	11,102,890
4.875%, 07/11/2022 (2)	20,042,000	20,715,269
PerkinElmer, Inc.,
0.550%, 09/15/2023 (Callable 09/15/2022)	10,000,000	10,008,300
Pernod Ricard SA,
4.250%, 07/15/2022 (1)(2)	1,500,000	1,544,684
Phillips 66,
4.300%, 04/01/2022	37,772,000	38,525,765
POSCO:
2.375%, 11/12/2022 (1)(2)	14,950,000	15,230,419
2.375%, 01/17/2023 (1)(2)	4,435,000	4,524,824
Rayonier, Inc.,
3.750%, 04/01/2022 (Callable 01/01/2022)	24,500,000	24,679,969
Raytheon Technologies Corp.,
3.100%, 11/15/2021 (Callable 10/18/2021)	6,554,000	6,559,826
Regency Energy Partners LP / Regency Energy Finance Corp.:
5.875%, 03/01/2022 (Callable 12/01/2021)	30,281,000	30,537,777
5.000%, 10/01/2022 (Callable 07/01/2022)	7,250,000	7,479,216
Reliance Industries Ltd.,
5.400%, 02/14/2022 (1)(2)	40,999,000	41,673,024
Rogers Communications, Inc.,
0.725%, 03/22/2022 (3 Month LIBOR USD + 0.600%) (1)(3)	30,839,000	30,926,274
Roper Technologies, Inc.,
2.800%, 12/15/2021 (Callable 11/15/2021)	2,851,000	2,859,423
RPM International, Inc.,
3.450%, 11/15/2022 (Callable 08/15/2022)	4,019,000	4,117,408
Ryder System, Inc.,
2.500%, 09/01/2022 (Callable 08/01/2022)	20,905,000	21,286,770
Sabine Pass Liquefaction LLC,
6.250%, 03/15/2022 (Callable 12/15/2021)	48,401,000	48,956,176
Schlumberger Investment SA,
2.400%, 08/01/2022 (Callable 05/01/2022) (2)	4,715,000	4,773,031
Schneider Electric SE,
2.950%, 09/27/2022 (2)	3,093,000	3,170,571
Sky Ltd.,
3.125%, 11/26/2022 (2)	5,000,000	5,157,263
Smithfield Foods, Inc.,
3.350%, 02/01/2022 (Callable 01/01/2022) (1)(2)	2,497,000	2,511,196
Smiths Group PLC,
3.625%, 10/12/2022 (1)(2)	3,275,000	3,381,794
Southern Natural Gas Co. LLC,
0.625%, 04/28/2023 (Callable 04/28/2022) (2)	7,000,000	6,995,962
St. Joseph's University Medical Center, Inc.,
3.926%, 07/01/2022	2,025,000	2,073,275
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (Callable 05/28/2022) (1)(2)	17,258,000	17,506,801
Sysco Corp.,
2.600%, 06/12/2022	23,589,000	23,957,599
Tapestry, Inc.,
3.000%, 07/15/2022 (Callable 06/15/2022)	32,103,000	32,659,683
Teck Resources Ltd.,
4.750%, 01/15/2022 (Callable 11/01/2021) (1)	2,890,000	2,899,497
T-Mobile USA, Inc.,
4.000%, 04/15/2022 (Callable 03/16/2022)	8,000,000	8,103,360
Toyota Industries Corp.,
3.110%, 03/12/2022 (Callable 02/12/2022) (1)(2)	17,900,000	18,084,822
TransCanada PipeLines Ltd.,
2.500%, 08/01/2022 (1)	24,208,000	24,635,331
Trustees of Boston College,
2.651%, 07/01/2022	1,000,000	1,015,361
Verizon Communications, Inc.,
1.225%, 05/15/2025 (3 Month LIBOR USD + 1.100%)(Callable 03/15/2025) (3)	4,000,000	4,109,204
VF Corp.,
2.050%, 04/23/2022	12,125,000	12,239,421
Viatris, Inc.,
1.125%, 06/22/2022 (2)	30,987,000	31,150,716
VMware, Inc.,
2.950%, 08/21/2022 (Callable 07/21/2022)	49,373,000	50,393,673
Volkswagen Group of America Finance LLC:
1.063%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (1)(2)(3)	6,200,000	6,206,294
4.000%, 11/12/2021 (1)(2)	10,041,000	10,080,466
2.900%, 05/13/2022 (1)(2)	7,275,000	7,388,786
2.700%, 09/26/2022 (1)(2)	6,060,000	6,196,631
0.750%, 11/23/2022 (1)(2)	5,300,000	5,315,503
Walgreen Co.,
3.100%, 09/15/2022	3,595,000	3,687,102
Westlake Chemical Corp.,
3.600%, 07/15/2022 (Callable 04/15/2022)	3,360,000	3,415,809
Whirlpool Corp.,
4.700%, 06/01/2022	4,374,000	4,498,398
Williams Companies, Inc.:
3.600%, 03/15/2022 (Callable 01/15/2022)	16,983,000	17,136,652
3.350%, 08/15/2022 (Callable 05/15/2022)	1,500,000	1,527,252
Xylem, Inc.,
4.875%, 10/01/2021	28,750,000	28,750,000
Zimmer Holdings, Inc.,
3.150%, 04/01/2022 (Callable 02/01/2022)	20,171,000	20,359,179
Total Industrials (Cost $2,033,601,418)		2,033,875,672	30.9%

Utilities
American Electric Power Co., Inc.,
3.650%, 12/01/2021	6,650,000	6,686,014
American Transmission Systems, Inc.,
5.250%, 01/15/2022 (2)	25,991,000	26,315,253
CenterPoint Energy, Inc.,
2.500%, 09/01/2022 (Callable 08/01/2022)	9,476,000	9,645,238
Cleco Power LLC,
0.616%, 06/15/2023 (3 Month LIBOR USD + 0.500%)(Callable 03/15/2022) (2)(3)	15,000,000	15,001,095
Dominion Energy, Inc.,
2.750%, 09/15/2022 (Callable 06/15/2022)	3,325,000	3,382,981
DTE Energy Company,
2.250%, 11/01/2022	3,000,000	3,060,016
Entergy Corp.,
4.000%, 07/15/2022 (Callable 05/15/2022)	49,560,000	50,642,118
Evergy, Inc.,
5.292%, 06/15/2022 (Callable 03/15/2022) (7)	5,689,000	5,814,093
NextEra Energy Capital Holdings, Inc.:
1.950%, 09/01/2022	12,542,000	12,737,557
0.401%, 02/22/2023 (3 Month LIBOR USD + 0.270%)(Callable 11/01/2021) (3)	8,500,000	8,500,762
Niagara Mohawk Power Corp.,
2.721%, 11/28/2022 (1)(2)	7,000,000	7,167,897
Oncor Electric Delivery Co. LLC,
4.100%, 06/01/2022 (Callable 03/01/2022)	3,622,000	3,678,356
Public Service Enterprise Group, Inc.,
2.650%, 11/15/2022 (Callable 10/15/2022)	32,517,000	33,279,107
Puget Energy, Inc.,
5.625%, 07/15/2022 (Callable 04/15/2022)	15,651,000	16,067,530
Southwestern Electric Power Co.,
3.550%, 02/15/2022 (Callable 11/15/2021)	12,250,000	12,294,006
Total Utilities (Cost $214,329,844)		214,272,023	3.3%

Financials
AerCap Holdings NV:
4.450%, 12/16/2021 (Callable 11/16/2021) (1)	3,000,000	3,014,171
3.950%, 02/01/2022 (Callable 01/01/2022) (1)	20,525,000	20,696,662
3.500%, 05/26/2022 (Callable 04/26/2022) (1)	2,000,000	2,033,448
4.625%, 07/01/2022 (1)	15,489,000	15,950,546
Air Lease Corp.:
3.500%, 01/15/2022	12,719,000	12,828,742
3.750%, 02/01/2022 (Callable 12/01/2021)	6,890,000	6,925,846
2.625%, 07/01/2022 (Callable 06/01/2022)	30,489,000	30,918,156
Ally Financial, Inc.:
4.125%, 02/13/2022	15,081,000	15,281,618
4.625%, 05/19/2022	27,213,000	27,919,453
Anthem, Inc.,
2.950%, 12/01/2022 (Callable 11/01/2022)	43,920,000	45,146,987
Aon Corp.,
2.200%, 11/15/2022	4,840,000	4,939,005
Banco Santander SA,
3.500%, 04/11/2022 (1)	18,833,000	19,142,159
Bank of America Corp.:
5.700%, 01/24/2022	11,399,000	11,590,838
3.124%, 01/20/2023 (3 Month LIBOR USD + 1.160%)(Callable 01/20/2022) (3)	35,000,000	35,290,826
2.816%, 07/21/2023 (3 Month LIBOR USD + 0.930%)(Callable 07/21/2022) (3)	19,700,000	20,074,511
Barclays PLC:
3.684%, 01/10/2023 (Callable 01/10/2022) (1)	21,200,000	21,388,588
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%)(Callable 02/15/2022) (1)(3)	28,637,000	29,074,563
BPCE SA:
2.750%, 12/02/2021 (1)	5,870,000	5,894,704
3.000%, 05/22/2022 (1)(2)	32,246,000	32,798,283
Cantor Fitzgerald LP,
6.500%, 06/17/2022 (2)	1,919,000	1,997,098
CIT Group, Inc.,
5.000%, 08/15/2022	2,750,000	2,846,250
Citigroup, Inc.:
2.900%, 12/08/2021 (Callable 11/08/2021)	19,171,000	19,219,884
1.085%, 04/25/2022 (3 Month LIBOR USD + 0.960%)(Callable 03/25/2022) (3)	4,875,000	4,896,884
2.312%, 11/04/2022 (SOFR + 0.867%)(Callable 11/04/2021) (3)	8,000,000	8,012,249
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%)(Callable 01/24/2022) (3)	11,601,000	11,698,538
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%)(Callable 07/24/2022) (3)	21,500,000	21,921,741
Citizens Bank NA:
0.845%, 02/14/2022 (3 Month LIBOR USD + 0.720%)(Callable 01/14/2022) (3)	1,500,000	1,502,991
2.650%, 05/26/2022 (Callable 04/26/2022)	4,000,000	4,054,549
Cooperatieve Rabobank UA,
3.950%, 11/09/2022 (1)	18,817,000	19,532,668
Credit Agricole SA,
3.375%, 01/10/2022 (1)(2)	16,305,000	16,442,731
Credit Suisse AG,
2.800%, 04/08/2022 (1)	34,425,000	34,888,467
Credit Suisse Group AG,
3.574%, 01/09/2023 (Callable 01/09/2022) (1)(2)	900,000	907,382
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 09/15/2022 (1)	14,201,000	14,665,487
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	11,144,000	11,310,296
Danske Bank A/S:
5.000%, 01/12/2022 (1)(2)	22,678,000	22,950,616
5.000%, 01/12/2023 (1 Year CMT Rate + 1.730%)(Callable 01/12/2022) (1)(2)(3)	2,000,000	2,023,301
Deutsche Bank AG:
4.250%, 10/14/2021 (1)	24,688,000	24,714,599
5.000%, 02/14/2022 (1)	18,546,000	18,849,332
Discover Financial Services:
5.200%, 04/27/2022	7,740,000	7,944,836
3.850%, 11/21/2022	6,114,000	6,347,061
Fifth Third Bank NA,
0.766%, 02/01/2022 (3 Month LIBOR USD + 0.640%) (3)	2,000,000	2,004,316
First Niagara Financial Group, Inc.,
7.250%, 12/15/2021	17,597,000	17,833,593
First Republic Bank,
2.500%, 06/06/2022 (Callable 05/06/2022)	3,516,000	3,562,575
Goldman Sachs Group, Inc.:
5.750%, 01/24/2022	35,450,000	36,049,718
2.876%, 10/31/2022 (3 Month LIBOR USD + 0.821%)(Callable 10/31/2021) (3)	12,000,000	12,020,798
HSBC Holdings PLC,
3.033%, 11/22/2023 (3 Month LIBOR USD + 0.923%)(Callable 11/22/2022) (1)(3)	9,430,000	9,697,366
Humana, Inc.,
0.650%, 08/03/2023 (Callable 02/03/2022)	20,000,000	20,013,000
ING Groep NV,
3.150%, 03/29/2022 (1)	35,500,000	36,006,429
International Lease Finance Corp.,
5.875%, 08/15/2022 (1)	7,479,000	7,822,242
Jefferies Group LLC,
5.125%, 01/20/2023	3,535,000	3,738,930
JPMorgan Chase & Co.,
2.776%, 04/25/2023 (3 Month LIBOR USD + 0.935%)(Callable 04/25/2022) (3)	37,675,000	38,180,599
Liberty Mutual Group, Inc.,
4.950%, 05/01/2022 (2)	10,190,000	10,446,482
Lincoln National Corp.,
4.200%, 03/15/2022	1,484,000	1,509,461
Lloyds Bank PLC,
3.000%, 01/11/2022 (1)	7,622,000	7,678,456
Markel Corp.,
4.900%, 07/01/2022	2,565,000	2,647,519
Mitsubishi UFJ Financial Group, Inc.:
0.816%, 03/07/2022 (3 Month LIBOR USD + 0.700%) (1)(3)	3,173,000	3,182,075
2.665%, 07/25/2022 (1)	3,445,000	3,511,969
Mitsubishi UFJ Lease & Finance Co. Ltd.,
2.652%, 09/19/2022 (Callable 08/19/2022) (1)(2)	3,000,000	3,054,262
Mizuho Financial Group, Inc.,
1.061%, 02/28/2022 (3 Month LIBOR USD + 0.940%) (1)(3)	5,205,000	5,224,408
Morgan Stanley:
2.750%, 05/19/2022	21,833,000	22,185,377
0.560%, 11/10/2023 (SOFR + 0.466%)(Callable 11/10/2022) (3)	1,306,000	1,307,687
MUFG Union Bank NA,
2.100%, 12/09/2022 (Callable 11/09/2022) (1)	4,750,000	4,844,615
National Bank of Canada:
2.150%, 10/07/2022 (1)(2)	4,609,000	4,696,701
0.310%, 05/16/2023 (SOFR + 0.300%)(Callable 05/16/2022) (1)(3)	22,075,000	22,083,508
NatWest Markets PLC,
3.625%, 09/29/2022 (1)(2)	9,850,000	10,174,936
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	10,275,000	10,653,226
PNC Bank NA,
0.546%, 12/09/2022 (3 Month LIBOR USD + 0.430%)(Callable 12/09/2021) (3)	8,000,000	8,006,464
Reliance Standard Life Global Funding II,
2.625%, 07/22/2022 (1)(2)	1,004,000	1,023,092
Santander Holdings USA, Inc.,
4.450%, 12/03/2021 (Callable 11/03/2021) (1)	9,550,000	9,580,291
Santander UK PLC,
0.785%, 11/15/2021 (3 Month LIBOR USD + 0.660%) (1)(3)	3,000,000	3,002,223
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (Callable 06/15/2022) (1)(2)	1,025,000	1,043,163
Societe Generale SA,
3.250%, 01/12/2022 (1)(2)	8,210,000	8,275,888
Standard Chartered PLC,
1.284%, 01/20/2023 (3 Month LIBOR USD + 1.150%)(Callable 01/20/2022) (1)(2)(3)	3,000,000	3,009,630
Sumitomo Mitsui Financial Group, Inc.:
2.442%, 10/19/2021 (1)	15,000,000	15,014,412
2.846%, 01/11/2022 (1)	2,356,000	2,373,192
SunTrust Banks, Inc.,
0.714%, 05/17/2022 (3 Month LIBOR USD + 0.590%)(Callable 04/17/2022) (3)	8,700,000	8,727,844
Synchrony Bank,
3.000%, 06/15/2022 (Callable 05/15/2022)	35,693,000	36,278,108
Synchrony Financial,
2.850%, 07/25/2022 (Callable 06/25/2022)	13,237,000	13,477,529
UBS Group Funding Switzerland AG,
1.656%, 02/01/2022 (3 Month LIBOR USD + 1.530%) (1)(2)(3)	4,900,000	4,923,860
Zions Bancorp NA,
3.350%, 03/04/2022 (Callable 02/04/2022)	2,500,000	2,525,134
Total Financials (Cost $1,034,846,965)		1,035,027,144	15.7%
Total Corporate Bonds (Cost $3,282,778,227)		3,283,174,839	49.9%

Municipal Bonds
Allentown Neighborhood Improvement Zone Development Authority,
1.730%, 05/01/2022	1,600,000	1,599,993
Arlington County Industrial Development Authority,
2.426%, 12/15/2021	1,360,000	1,365,827
Berks County Municipal Authority,
0.750%, 05/15/2022 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (4)	410,000	410,000
Borough of Economy PA,
0.320%, 12/15/2021 (Insured by BAM)	1,000,000	1,000,333
Burke County Development Authority,
1.550%, 12/01/2049 (Mandatory Tender Date 08/19/2022) (4)	13,100,000	13,242,746
California Municipal Finance Authority,
0.300%, 07/01/2051 (Mandatory Tender Date 01/18/2022) (4)	10,000,000	9,999,481
Central Texas Turnpike System,
1.980%, 08/15/2042 (Mandatory Tender Date 08/15/2022) (4)	14,135,000	14,294,625
City of Farmington NM,
1.200%, 06/01/2040 (Mandatory Tender Date 06/01/2022) (4)	2,000,000	2,008,332
City of New Orleans LA,
3.692%, 09/01/2022	2,000,000	2,060,383
City of New York NY:
0.130%, 04/01/2042 (Optional Put Date 10/01/2021) (4)	10,025,000	10,025,000
0.130%, 10/01/2046 (Optional Put Date 10/01/2021) (4)	1,700,000	1,700,000
City of Newark NJ:
2.000%, 10/05/2021	3,000,000	3,000,120
1.750%, 02/22/2022	2,250,000	2,259,971
City of West Carrollton OH,
0.500%, 05/02/2022	4,415,000	4,415,248
County of Burleigh ND:
0.650%, 11/01/2021 (Insured by BAM)	3,200,000	3,200,211
2.750%, 02/01/2022 (Callable 10/21/2021)	20,250,000	20,256,154
County of Lucas OH,
0.450%, 10/15/2021	10,500,000	10,500,863
County of Meade KY,
0.070%, 07/01/2060 (Optional Put Date 10/01/2021) (4)	8,000,000	8,000,000
Dallas/Fort Worth International Airport,
5.000%, 11/01/2038 (Pre-refunded to 11/01/2021)	1,120,000	1,124,019
Garden State Preservation Trust,
0.000%, 11/01/2021 (Insured by AGM)	1,000,000	999,640
Illinois Development Finance Authority,
0.550%, 11/01/2044 (Mandatory Tender Date 11/01/2021) (4)	6,000,000	6,001,528
Indianapolis Local Public Improvement Bond Bank,
5.000%, 06/01/2022	1,300,000	1,340,307
Joplin Industrial Development Authority,
2.154%, 02/15/2022	1,400,000	1,406,360
Medical Center Hospital Authority,
4.875%, 08/01/2022	5,520,000	5,722,145
Miami-Dade County Industrial Development Authority,
0.550%, 11/01/2041 (Mandatory Tender Date 11/01/2021) (4)	2,750,000	2,750,700
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2022	1,000,000	1,011,500
Mississippi Business Finance Corp.,
2.500%, 04/01/2022 (Callable 11/01/2021)	1,500,000	1,508,361
Mizuho Floater/Residual Trust:
0.300%, 11/15/2021 (Optional Put Date 11/04/2021) (2)(4)	15,200,000	15,200,000
0.340%, 06/15/2056 (Callable 06/15/2031)(Optional Put Date 11/04/2021) (2)(4)	5,500,000	5,500,000
0.340%, 11/01/2056 (Callable 03/01/2022)(Optional Put Date 11/04/2021) (2)(4)	11,305,000	11,305,000
0.340%, 12/01/2059 (Callable 12/01/2036)(Optional Put Date 11/04/2021) (2)(4)	7,155,000	7,155,000
Municipal Electric Authority of Georgia,
4.430%, 01/01/2022	5,195,000	5,246,886
New Jersey Economic Development Authority,
0.000%, 02/15/2022 (Insured by AGM)	6,178,000	6,168,596
Public Finance Authority,
5.000%, 07/01/2022	1,090,000	1,103,842
Regional Transit Authority,
0.000%, 12/01/2021 (ETM)(Insured by NATL)	1,425,000	1,424,414
San Antonio Housing Trust Finance Corp.,
1.400%, 07/01/2022 (Mandatory Tender Date 01/01/2022) (4)	10,000,000	10,023,004
South Carolina Transportation Infrastructure Bank:
0.507%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (3)	200,000	200,000
0.508%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (3)	20,300,000	20,300,000
Southwestern Illinois Community College District No. 522,
0.747%, 12/01/2021	4,255,000	4,255,571
State of Illinois,
1.900%, 10/01/2021	19,200,000	19,200,000
Tender Option Bond Trust:
0.350%, 05/15/2023 (Optional Put Date 10/07/2021) (2)(4)	10,400,000	10,400,000
0.240%, 07/01/2025 (Optional Put Date 10/07/2021) (2)(4)	2,000,000	2,000,000
0.140%, 08/01/2055 (Callable 02/01/2031)(Optional Put Date 10/07/2021) (2)(4)	5,955,000	5,955,000
University of Alaska,
1.602%, 10/01/2021 (Insured by AGM)	250,000	250,000
Winooski School District,
1.250%, 10/15/2021	4,700,000	4,700,826
Total Municipal Bonds (Cost $261,413,475)		261,591,986	4.0%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 0.761%, 10/25/2035 (1 Month LIBOR USD + 0.675%)(Callable 10/25/2021) (3)	835,605	835,259
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 07/25/2022) (2)(4)	28,993,188	29,298,999
Series 2019-1, Class A1, 3.805%, 01/25/2049 (Callable 03/25/2022) (2)(4)	8,471,044	8,596,939
Series 2019-2, Class A1, 3.347%, 04/25/2049 (Callable 05/25/2022) (2)(4)	16,721,921	16,928,707
Home Equity Asset Trust,
Series 2006-2, Class 2A4, 0.706%, 05/25/2036 (1 Month LIBOR USD + 0.620%)(Callable 10/25/2021) (2)(3)	758,990	758,691
Starwood Mortgage Residential Trust,
Series 2021-1, Class A1, 1.219%, 05/25/2065 (Callable 12/25/2022) (2)(4)	11,818,818	11,837,744
Towd Point Mortgage Trust:
Series 2016-3, Class A1, 2.250%, 08/25/2055 (Callable 05/25/2024) (2)(4)	88,764	88,968
Series 2016-2, Class A1A, 2.750%, 08/25/2055 (Callable 10/25/2024) (2)(4)	1,612,527	1,620,370
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Callable 10/25/2024) (2)(4)	321,468	323,271
Series 2016-4, Class A1, 2.250%, 07/25/2056 (Callable 04/25/2025) (2)(4)	5,129,136	5,161,856
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 04/25/2025) (2)(4)	7,714,289	7,818,449
Series 2017-5, Class A1, 0.686%, 02/26/2057 (1 Month LIBOR USD + 0.600%)(Callable 09/25/2023) (2)(3)	11,985,060	11,984,967
Series 2017-3, Class A1, 2.750%, 06/25/2057 (Callable 01/25/2024) (2)(4)	6,239,653	6,327,572
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 08/25/2024) (2)(4)	18,284,412	18,638,002
Total Residential Mortgage-Backed Securities (Cost $120,754,760)		120,219,794	1.8%

Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
COMM Mortgage Trust,
Series 2013-LC6, Class ASB, 2.478%, 01/12/2046 (Callable 09/10/2022)	242,297	244,682
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class A4, 3.176%, 08/17/2045 (Callable 07/11/2022)	14,000,000	14,157,515
WFRBS Commercial Mortgage Trust:
Series 2012-C8, Class ASB, 2.559%, 08/17/2045 (Callable 12/15/2021)	555,064	555,230
Series 2013-C14, Class ASB, 2.977%, 06/15/2046 (Callable 05/15/2023)	166,543	169,563
Total Commercial Mortgage-Backed Securities (Cost $15,399,983)		15,126,990	0.2%

Asset Backed Securities
Ally Auto Receivables,
Series 2019-3, Class A3, 1.930%, 05/15/2024 (Callable 01/15/2023)	11,632,667	11,729,903
American Express Credit Account Master Trust,
Series 2019-2, Class A, 2.670%, 11/15/2024	1,211,000	1,227,414
ARI Fleet Lease Trust:
Series 2018-B, Class A3, 3.430%, 08/16/2027 (Callable 03/15/2022) (2)	6,580,000	6,675,623
Series 2019-A, Class A2A, 2.410%, 11/15/2027 (Callable 11/15/2022) (2)	7,554,566	7,608,579
BA Credit Card Trust,
Series 2019-A1, Class A1, 1.740%, 01/15/2025	6,461,000	6,549,441
Capital One Multi-Asset Execution Trust,
Series 2017-A2, Class A2, 0.494%, 01/15/2025 (1 Month LIBOR USD + 0.410%) (3)	13,500,000	13,521,780
Capital One Prime Auto Receivables Trust,
Series 2020-1, Class A3, 1.600%, 11/15/2024 (Callable 05/15/2023)	45,050,000	45,496,211
CarMax Auto Owner Trust:
Series 2020-3, Class A2A, 0.490%, 06/15/2023	3,043,751	3,045,236
Series 2018-4, Class A3, 3.360%, 09/15/2023 (Callable 10/15/2022)	8,800,369	8,895,719
Series 2021-2, Class A2A, 0.270%, 06/17/2024 (Callable 03/15/2024)	11,425,000	11,428,201
Chase Auto Credit Linked Notes,
Series 2021-1, Class B, 0.875%, 09/25/2028 (Callable 06/25/2024) (2)	43,351,436	43,381,405
Chesapeake Funding II LLC,
Series 2019-1A, Class A1, 2.940%, 04/15/2031 (Callable 06/15/2022) (2)	16,415,194	16,628,449
CNH Equipment Trust,
Series 2020-A, Class A2, 1.080%, 07/15/2023	224,037	224,198
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030 (Callable 10/01/2021) (4)	26,066	26,177
Daimler Trucks Retail Trust,
Series 2019-1, Class A3, 2.770%, 08/15/2022 (Callable 03/15/2022) (2)	2,356,325	2,364,044
Dell Equipment Finance Trust:
Series 2020-1, Class A2, 2.260%, 06/22/2022 (2)	4,065,388	4,083,514
Series 2020-2, Class A2, 0.470%, 10/24/2022 (2)	33,982,724	34,013,183
Discover Card Execution Note Trust,
Series 2019-A1, Class A1, 3.040%, 07/15/2024	33,333,542	33,609,230
DLLAD 2021-1 LLC,
Series 2021-1A, Class A2, 0.350%, 09/20/2024 (2)	21,875,000	21,876,851
Ford Credit Auto Lease Trust:
Series 2020-B, Class A2A, 0.500%, 12/15/2022	1,787,294	1,787,838
Series 2020-B, Class A3, 0.620%, 08/15/2023 (Callable 01/15/2023)	62,006,000	62,139,443
Ford Credit Auto Owner Trust:
Series 2019-A, Class A3, 2.780%, 09/15/2023 (Callable 12/15/2022)	2,753,756	2,776,951
Series 2017-1, Class A, 2.620%, 08/15/2028 (Callable 02/15/2022) (2)	24,017,000	24,233,725
Ford Credit Floorplan Master Owner Trust:
Series 2018-3, Class A1, 3.520%, 10/15/2023	54,084,000	54,150,940
Series 2017-3, Class A, 2.480%, 09/15/2024	6,545,000	6,682,837
GM Financial Consumer Automobile Receivables Trust:
Series 2018-2, Class A3, 2.810%, 12/16/2022 (Callable 02/16/2022)	78,325	78,497
Series 2020-2, Class A2A, 1.500%, 03/16/2023	106,501	106,558
Series 2020-3, Class A2, 0.350%, 07/16/2023	2,851,111	2,852,098
GMF Floorplan Owner Revolving Trust,
Series 2019-1, Class A, 2.700%, 04/15/2024 (2)	26,900,000	27,257,358
Harley-Davidson Motorcycle Trust,
Series 2021-B, Class A2, 0.240%, 12/15/2024 (Callable 02/15/2024)	11,775,000	11,774,808
Honda Auto Receivables Owner Trust,
Series 2021-3, Class A2, 0.200%, 02/20/2024	18,825,000	18,822,796
HPEFS Equipment Trust:
Series 2021-2A, Class A2, 0.300%, 09/20/2028 (Callable 05/20/2024) (2)	20,000,000	20,004,058
Series 2020-2A, Class A2, 0.650%, 07/22/2030 (Callable 04/20/2023) (2)	11,649,771	11,658,622
Hyundai Auto Lease Securitization Trust:
Series 2019-B, Class A3, 2.040%, 08/15/2022 (Callable 01/15/2022) (2)	1,523,226	1,524,407
Series 2020-B, Class A2, 0.360%, 01/17/2023 (2)	5,462,897	5,465,611
Hyundai Auto Receivables Trust:
Series 2020-B, Class A2, 0.380%, 03/15/2023	2,125,052	2,125,819
Series 2020-A, Class A2, 1.510%, 04/15/2023	2,023,037	2,027,115
Hyundai Floorplan Master Owner Trust,
Series 2019-1, Class A, 2.680%, 04/15/2024 (2)	63,985,000	64,816,799
John Deere Owner Trust,
Series 2018-B, Class A4, 3.230%, 06/15/2025 (Callable 01/15/2022)	28,022,000	28,449,235
Marlette Funding Trust:
Series 2019-2A, Class A, 3.130%, 07/16/2029 (Callable 03/15/2022) (2)	143,443	143,579
Series 2019-4A, Class A, 2.390%, 12/15/2029 (Callable 08/15/2023) (2)	1,992,734	1,998,615
Series 2020-2A, Class A, 1.020%, 09/16/2030 (Callable 04/15/2024) (2)	547,933	548,036
Series 2021-1A, Class A, 0.600%, 06/16/2031 (Callable 12/15/2024) (2)	11,912,963	11,919,369
Series 2021-2A, Class A, 0.510%, 09/15/2031 (Callable 11/15/2025) (2)	20,756,344	20,756,909
Mercedes-Benz Auto Receivables Trust:
Series 2020-1, Class A2, 0.460%, 03/15/2023	3,399,357	3,400,848
Series 2019-1, Class A3, 1.940%, 03/15/2024 (Callable 03/15/2023)	6,605,753	6,658,461
Mercedes-Benz Master Owner Trust,
Series 2019-BA, Class A, 2.610%, 05/15/2024 (2)	101,610,000	103,135,237
MMAF Equipment Finance LLC,
Series 2020-A, Class A2, 0.740%, 04/09/2024 (2)	8,189,491	8,216,376
NextGear Floorplan Master Owner Trust:
Series 2018-2A, Class A2, 3.690%, 10/16/2023 (2)	12,833,334	12,849,218
Series 2019-1A, Class A2, 3.210%, 02/15/2024 (2)	59,682,000	60,316,557
Nissan Auto Lease Trust,
Series 2020-B, Class A2, 0.340%, 12/15/2022	7,860,063	7,863,765
Nissan Auto Receivables Owner Trust:
Series 2020-B, Class A2A, 0.470%, 10/17/2022	536,777	536,862
Series 2018-C, Class A3, 3.220%, 06/15/2023 (Callable 12/15/2022)	5,251,235	5,294,888
Series 2019-A, Class A3, 2.900%, 10/16/2023 (Callable 01/15/2023)	11,276,129	11,385,773
Series 2019-B, Class A, 0.514%, 11/15/2023 (1 Month LIBOR USD + 0.430%) (3)	27,125,000	27,135,400
PFS Financing Corp.:
Series 2018-F, Class A, 3.520%, 10/16/2023 (2)	48,294,000	48,220,801
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)	21,310,000	21,606,358
Santander Consumer Auto Receivables Trust:
Series 2020-BA, Class A2, 0.380%, 02/15/2023 (2)	235,455	235,474
Series 2020-AA, Class A, 1.370%, 10/15/2024 (Callable 09/15/2023) (2)	16,560,432	16,639,026
Santander Retail Auto Lease Trust,
Series 2021-A, Class A2, 0.320%, 02/20/2024 (2)	56,803,019	56,820,900
SoFi Consumer Loan Program LLC,
Series 2018-1, Class B, 3.650%, 02/25/2027 (Callable 07/25/2022) (2)	5,555,258	5,611,417
Synchrony Card Funding LLC:
Series 2019-A1, Class A, 2.950%, 03/15/2025	14,070,000	14,245,187
Series 2019-A2, Class A, 2.340%, 06/15/2025	11,598,000	11,762,372
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (Callable 10/25/2024) (2)(4)	2,236,767	2,268,227
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 08/25/2022) (2)(4)	20,206,405	20,357,807
Toyota Auto Receivables Owner Trust,
Series 2020-A, Class A2, 1.670%, 11/15/2022	312,331	312,530
Verizon Owner Trust:
Series 2018-A, Class A1A, 3.230%, 04/20/2023 (Callable 01/20/2022)	4,186,250	4,201,919
Series 2019-A, Class A1A, 2.930%, 09/20/2023 (Callable 07/20/2022)	15,730,971	15,872,598
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A2A, 0.930%, 12/20/2022	259,277	259,385
Wheels SPV 2 LLC:
Series 2019-1A, Class A2, 2.300%, 05/22/2028 (Callable 10/20/2022) (2)	4,601,526	4,624,577
Series 2019-1A, Class A3, 2.350%, 05/22/2028 (Callable 10/20/2022) (2)	31,654,000	32,214,491
World Financial Network Credit Card Master Trust:
Series 2018-C, Class A, 3.550%, 08/15/2025	33,015,000	33,060,680
Series 2019-A, Class A, 3.140%, 12/15/2025	12,525,000	12,662,906
World Omni Auto Receivables Trust:
Series 2018-A, Class A3, 2.500%, 04/17/2023 (Callable 03/15/2022)	3,081,348	3,090,276
Series 2020-C, Class A2, 0.350%, 12/15/2023 (Callable 11/15/2023)	6,677,108	6,679,134
Series 2019-C, Class A3, 1.960%, 12/15/2024 (Callable 01/15/2023)	16,026,175	16,176,806
World Omni Select Auto Trust,
Series 2020-A, Class A2, 0.470%, 06/17/2024 (Callable 03/15/2023)	2,584,462	2,586,133
Total Asset Backed Securities (Cost $1,235,516,617)		1,232,789,570	18.7%
Total Long-Term Investments (Cost $6,306,514,792)		6,303,536,306	95.8%

SHORT-TERM INVESTMENTS
Commercial Paper
AT&T, Inc., 0.16% (6), 11/16/2021 (2)	32,150,000	32,143,243
Baptist Memorial Health Care Corporation, 0.55%, 11/16/2021	25,726,000	25,725,324
Catholic Health Initiatives, 0.13% (6), 10/20/2021	20,000,000	19,998,522
Catholic Health Initiatives, 0.14% (6), 12/02/2021	18,000,000	17,995,527
Catholic Health Initiatives, 0.13% (6), 02/22/2022	3,000,000	2,998,453
Enel Finance America LLC, 0.40% (6), 09/06/2022	19,125,000	19,053,262
HSBC USA, Inc., 0.24% (6), 01/06/2022 (2)	18,500,000	18,487,762
HSBC USA, Inc., 0.32% (6), 04/01/2022	22,050,000	22,014,020
NatWest Markets PLC, 0.14% (6), 01/04/2022 (1)(2)	25,000,000	24,990,400
NatWest Markets PLC, 0.18% (6), 03/29/2022 (1)	10,000,000	9,991,000
NatWest Markets PLC, 0.19% (6), 04/22/2022 (1)	3,550,000	3,546,218
Viatris, Inc., 0.45% (6), 01/20/2022	2,000,000	1,997,200
Volkswagen Group of America Finance LLC, 0.44% (6), 11/10/2021 (1)	7,000,000	6,996,492
Total Commercial Paper (Cost $205,866,737)		205,937,423	3.1%
	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.03% (5)	116,632,095	116,632,095
Total Money Market Mutual Fund (Cost $116,632,095)		116,632,095	1.8%
Total Short-Term Investments (Cost $322,498,832)		322,569,518	4.9%
Total Investments (Cost $6,629,013,624)		6,626,105,824	100.7%
Liabilities in Excess of Other Assets		(47,543,614)	(0.7)%
TOTAL NET ASSETS		$6,578,562,210	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Co.
NATL	National Public Finance Guarantee Corp.

CMT	Constant Maturity Treasury
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate

(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2021, the value of these securities totaled $1,782,221,794, which represented 27.09% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2021.
(5)	Seven-day yield.
(6)	Effective yield as of September 30, 2021.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2021.
(8)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Ultra Short Bond Fund
Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,390,633,127	$–	$1,390,633,127
Corporate Bonds	–	3,283,174,839	–	3,283,174,839
Municipal Bonds	–	261,591,986	–	261,591,986
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	120,219,794	–	120,219,794
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	15,126,990	–	15,126,990
Asset Backed Securities	–	1,232,789,570	–	1,232,789,570
Total Long-Term Investments	–	6,303,536,306	–	6,303,536,306
Short-Term Investments
Commercial Paper	–	205,937,423	–	205,937,423
Money Market Mutual Fund	116,632,095	–	–	116,632,095
Total Short-Term Investments	116,632,095	205,937,423	–	322,569,518
Total Investments	$116,632,095	$6,509,473,729	$–	$6,626,105,824

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.